Fair Value Measurement (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Changes in fair value of Level 3 instruments
Transfers to Level 3	$ 0
Nonrecurring | Carrying Amount | 2022 Notes | Senior notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt	500,000
Nonrecurring | Carrying Amount | Revolver
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt	270,000	498,000
Nonrecurring | Carrying Amount | Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt		160,000
Nonrecurring | Fair Value | 2022 Notes | Senior notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt	500,000
Nonrecurring | Fair Value | Revolver
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt	270,000	498,000
Nonrecurring | Fair Value | Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt		160,000
Level 3
Changes in fair value of Level 3 instruments
Balance at the beginning of the period	(1,235)
Purchases	(390)
Transfer to Level 2	(74)
Changes in fair value	1,261
Balance at the end of the period	$ (438)